Aptus Collared Investment Opportunity ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 99.0%
	Basic Materials - 2.6%
61,645	Freeport-McMoRan, Inc. (a)		$2,752,449
26,838	Linde plc (a)		10,484,801
8,743	Sherwin-Williams Company (a)		2,417,440
			15,654,690
	Communications - 11.9%
170,218	Alphabet, Inc. - Class C (a)(b)		22,657,718
138,230	Amazon.com, Inc. (a)(b)		18,478,586
68,875	Cisco Systems, Inc. (a)		3,584,255
67,987	Comcast Corporation - Class A (a)		3,077,092
34,111	Meta Platforms, Inc. - Class A (a)(b)		10,867,765
7,530	Netflix, Inc. (a)(b)		3,305,444
39,336	T-Mobile US, Inc. (a)(b)		5,419,321
31,306	Walt Disney Company (a)(b)		2,782,790
			70,172,971
	Consumer, Cyclical - 9.1%
8,184	Costco Wholesale Corporation (a)		4,588,523
23,980	Home Depot, Inc. (a)		8,005,483
25,628	Marriott International, Inc. - Class A (a)		5,171,987
25,509	McDonald’s Corporation (a)		7,479,239
20,480	NIKE, Inc. - Class B (a)		2,260,787
55,830	PulteGroup, Inc. (a)		4,711,494
40,828	Tesla, Inc. (a)(b)		10,918,632
54,750	TJX Companies, Inc. (a)		4,737,518
37,735	Walmart, Inc. (a)		6,032,317
			53,905,980
	Consumer, Non-cyclical - 18.5%
51,536	Abbott Laboratories (a)		5,737,503
28,896	AbbVie, Inc. (a)		4,322,264
82,357	Altria Group, Inc. (a)		3,740,655
12,869	Amgen, Inc.		3,013,276
34,667	Bristol-Myers Squibb Company (a)		2,155,941
8,534	Chemed Corporation (a)		4,446,982
12,531	Elevance Health, Inc. (a)		5,909,995
14,036	Eli Lilly & Company (a)		6,380,064
43,545	Gilead Sciences, Inc.		3,315,516
41,552	Johnson & Johnson (a)		6,961,207
40,677	Merck & Company, Inc. (a)		4,338,202
85,617	Mondelez International, Inc. - Class A (a)		6,346,788
39,037	PayPal Holdings, Inc. (a)(b)		2,959,785
52,149	PepsiCo, Inc. (a)		9,775,852
105,035	Pfizer, Inc. (a)		3,787,562
54,335	Procter & Gamble Company (a)		8,492,560
35,107	Stryker Corporation (a)		9,949,675
15,381	Thermo Fisher Scientific, Inc. (a)		8,438,939
17,980	UnitedHealth Group, Inc. (a)		9,104,533
			109,177,299
	Energy - 4.4%
34,788	Diamondback Energy, Inc. (a)		5,124,968
115,827	Exxon Mobil Corporation (a)		12,421,288
25,626	Pioneer Natural Resources Company (a)		5,783,019
41,894	Schlumberger, Ltd. (a)		2,444,096
			25,773,371
	Financial - 13.5%
25,324	American Tower Corporation (a)		4,819,410
167,492	Bank of America Corporation (a)		5,359,744
28,206	Berkshire Hathaway, Inc. - Class B (a)(b)		9,927,384
9,078	BlackRock, Inc. (a)		6,707,280
67,234	Citigroup, Inc.		3,204,372
34,114	Intercontinental Exchange, Inc. (a)		3,916,287
64,954	JPMorgan Chase & Company (a)		10,260,134
30,385	Marsh & McLennan Companies, Inc. (a)		5,725,142
65,315	Morgan Stanley (a)		5,980,241
51,205	Progressive Corporation (a)		6,450,806
44,502	Prologis, Inc. (a)		5,551,625
11,038	Public Storage (a)		3,109,957
37,262	Visa, Inc. - Class A (a)		8,858,295
			79,870,677
	Industrial - 8.5%
13,220	Boeing Company (b)		3,157,597
33,949	Caterpillar, Inc. (a)		9,002,256
218,629	CSX Corporation (a)		7,284,718
11,003	Deere & Company (a)		4,726,889
22,441	FedEx Corporation (a)		6,057,948
30,761	Honeywell International, Inc. (a)		5,971,633
21,953	Lockheed Martin Corporation (a)		9,799,161
25,750	Waste Management, Inc. (a)		4,217,592
			50,217,794
	Technology - 28.0% (c)
23,940	Accenture plc - Class A (a)		7,573,419
8,477	Adobe, Inc. (a)(b)		4,629,883
42,043	Analog Devices, Inc. (a)		8,388,840
228,113	Apple, Inc. (a)		44,812,799
54,747	Applied Materials, Inc. (a)		8,299,098
8,028	Broadcom, Inc. (a)		7,214,362
45,301	Fiserv, Inc. (a)(b)		5,717,439
16,748	Intuit, Inc. (a)		8,569,952
114,576	Microsoft Corporation (a)		38,488,370
37,573	NVIDIA Corporation (a)		17,557,487
15,365	ServiceNow, Inc. (a)(b)		8,957,795
31,270	Texas Instruments, Inc. (a)		5,628,600
			165,838,044
	Utilities - 2.5%
120,539	NextEra Energy, Inc. (a)		8,835,509
85,862	Southern Company (a)		6,211,257
			15,046,766
	TOTAL COMMON STOCKS (Cost $468,538,853)		585,657,592

Contracts		Notional Amount
	PURCHASED OPTIONS (d) - 0.6%
	Put Options - 0.6%
1,450	S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $4,400.00 (e)	$ 665,399,200	3,349,500
	TOTAL PURCHASED OPTIONS (Cost $5,059,478)		3,349,500
Shares
	SHORT-TERM INVESTMENTS - 0.2%
1,386,909	First American Treasury Obligations Fund - Class X, 5.20% (f)		1,386,909
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,386,909)		1,386,909

	Total Investments (Cost $474,985,240) - 99.8%		590,394,001
	Other Assets in Excess of Liabilities - 0.2%		1,379,029
	NET ASSETS - 100.0%		$591,773,030

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2023, the value of these securities amounts to $532,432,858 or 90.0% of net assets.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Exchange traded.
(e)	Securities are held in connection with written options, see Schedule of Written Options for more details.
(f)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
July 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.2)%
		Call Options - (0.1)%
(83)		Adobe, Inc., Expiration: 08/18/2023, Exercise Price: $600.00	$(4,533,211)	$(13,944)
(400)		Analog Devices, Inc., Expiration: 08/18/2023, Exercise Price: $220.00	(7,981,200)	(10,000)
(270)		Applied Materials, Inc., Expiration: 08/18/2023, Exercise Price: $160.00	(4,092,930)	(56,700)
(89)		BlackRock, Inc., Expiration: 08/18/2023, Exercise Price: $800.00	(6,575,765)	(6,230)
(220)		FedEx Corporation, Expiration: 08/18/2023, Exercise Price: $280.00	(5,938,900)	(39,270)
(237)		Home Depot, Inc., Expiration: 08/18/2023, Exercise Price: $355.00	(7,912,008)	(29,744)
(330)		Meta Platforms, Inc. - Class A, Expiration: 08/18/2023, Exercise Price: $360.00	(10,513,800)	(22,275)
(700)		Microsoft Corporation, Expiration: 08/18/2023, Exercise Price: $370.00	(23,514,400)	(34,300)
(370)		NVIDIA Corporation, Expiration: 08/18/2023, Exercise Price: $600.00	(17,289,730)	(14,985)
(500)		PulteGroup, Inc., Expiration: 08/18/2023, Exercise Price: $85.00	(4,219,500)	(87,500)
(150)		ServiceNow, Inc., Expiration: 08/18/2023, Exercise Price: $625.00	(8,745,000)	(37,875)
(400)		Tesla, Inc., Expiration: 08/18/2023, Exercise Price: $325.00	(10,697,200)	(20,400)
				(373,223)

		Put Options - (0.1)%
(730)		S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $4,000.00	(334,994,080)	(401,500)
		TOTAL WRITTEN OPTIONS (Premiums Received $902,386)		$(774,723)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Aptus Collared Investment Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$585,657,592	$-	$-	$585,657,592
Purchased Options	-	3,349,500	-	3,349,500
Short-Term Investments	1,386,909	-	-	1,386,909
Total Investments in Securities	$587,044,501	$3,349,500	$-	$590,394,001

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$774,723	$-	$774,723
Total Written Options	$-	$774,723	$-	$774,723

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.